Segment Information - Segment contribution and reconciliation to income/(loss) before taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment contribution	$ 1,788,000,000	$ 1,091,000,000	$ 1,537,000,000
Amortization of intangible assets	(590,000,000)	(1,078,000,000)	(1,084,000,000)
Impairment charges	(225,000,000)	(167,000,000)	0
General & administration (corporate)	(251,000,000)	(232,000,000)	(216,000,000)
Separation costs	(36,000,000)	(217,000,000)	(237,000,000)
Spin readiness costs	0	0	(72,000,000)
Transformation costs	(68,000,000)	(49,000,000)	(52,000,000)
Fair value adjustments of contingent consideration liabilities	42,000,000	63,000,000	75,000,000
Past service costs and settlements	18,000,000	154,000,000	(2,000,000)
Other	(98,000,000)	(47,000,000)	(136,000,000)
Operating income/(loss)	580,000,000	(482,000,000)	(187,000,000)
Interest expense	(120,000,000)	(124,000,000)	(113,000,000)
Other financial income & expense	(42,000,000)	(29,000,000)	(32,000,000)
Income/(loss) before taxes	418,000,000	(635,000,000)	(332,000,000)
Total depreciation of property, plant & equipment	(323,000,000)	(293,000,000)	(267,000,000)
Total depreciation of right-of-use assets	(81,000,000)	(79,000,000)	(66,000,000)
Total impairment charges on property, plant & equipment, net	0	(6,000,000)	(8,000,000)
Total equity-based compensation	(151,000,000)	(113,000,000)	(114,000,000)
Not allocated to segments
Disclosure of operating segments [line items]
Total equity-based compensation	(17,000,000)	(13,000,000)	(15,000,000)
Surgical
Disclosure of operating segments [line items]
Segment contribution	1,184,000,000	672,000,000	957,000,000
Impairment charges	(178,000,000)	(66,000,000)	0
Surgical | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment	(129,000,000)	(122,000,000)	(112,000,000)
Total depreciation of right-of-use assets	(50,000,000)	(47,000,000)	(42,000,000)
Total impairment charges on property, plant & equipment, net	0	(6,000,000)	(3,000,000)
Total equity-based compensation	(74,000,000)	(55,000,000)	(55,000,000)
Vision Care
Disclosure of operating segments [line items]
Segment contribution	604,000,000	419,000,000	580,000,000
Impairment charges	(47,000,000)	(101,000,000)	0
Vision Care | Operating segments
Disclosure of operating segments [line items]
Total depreciation of property, plant & equipment	(194,000,000)	(171,000,000)	(155,000,000)
Total depreciation of right-of-use assets	(31,000,000)	(32,000,000)	(24,000,000)
Total impairment charges on property, plant & equipment, net	0	0	(5,000,000)
Total equity-based compensation	$ (60,000,000)	$ (45,000,000)	$ (44,000,000)